Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2013
Commitments And Contingencies Disclosure [Line Items]
Asset retirement obligations	$ 0
Liquidated damages exposure	29,000,000
Liabilities of liquidated damages	0
Payment of liquidated damages	0
Total rental expense	$ 45,000,000	$ 36,000,000	$ 40,000,000
Morgan City fabrication facility [Member]
Commitments And Contingencies Disclosure [Line Items]
Potential environmental liabilities					$ 6,000,000
Environmental loss contingencies, incurred				$ 4,000,000